Francine J. Rosenberger

D 202.778.9187
F 202.778.9100
francine.rosenberger@klgates.com

February 9, 2009

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

VIA EDGAR

Re:	Forum Funds
File Nos. 002-67052 and 811-3023
Definitive Proxy Statement

Dear Sir or Madam:

On behalf of the Forum Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, is a definitive proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Jordan Opportunity Fund, a series of the Trust, to be held on March 27, 2009. The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.

     If you have any questions or comments regarding the foregoing, please me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

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